Note 6: Inventories and Contracts in Progress (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Raw materials	$ 1,861	$ 1,321
Work-in-process	4,151	3,175
Finished goods	3,205	3,078
Contracts in progress	7,354	6,899
Inventories before payments and billings	16,571	14,473
Progress Payments Netted Against Inventory For Long Term US Government Contracts Or Programs	(274)	(422)
Billings on contracts in progress	(6,760)	(6,254)
Inventories and contracts in progress, net	9,537	7,797
Inventory Valuation Reserves	866	884
Capitalized research and development costs included in inventory	$ 823	$ 776
Percentage Of Inventory For Long Term Contracts Or Programs	66.00%